Stock-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Stock-Based Compensation
Non-cash compensation expense related to stock-based awards	$ 5,012	$ 7,748	$ 7,407
Estimated forfeiture rate (as a percent)	12.50%
Cost of sales
Stock-Based Compensation
Non-cash compensation expense related to stock-based awards	$ 338	513	362
Selling, general and administrative
Stock-Based Compensation
Non-cash compensation expense related to stock-based awards	4,674	$ 7,235	$ 7,045
RSUs
Stock-Based Compensation
Unrecognized compensation cost related to unvested awards	31,500
Aggregate fair value of awards	$ 18,500
Weighted-average period of recognition	1 year 9 months 18 days